Divestiture and discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Net sales from discontinued operations	$ 1,934	$ 19,412	$ 9,404
Cost of sales from discontinued operations	(791)	(6,196)	(4,516)
Gross profit	1,143	13,216	4,888
Other operating income	0	28	0
Research & development expenses	(121)	(2,801)	(2,047)
Selling & marketing expenses	(142)	(2,826)	(1,795)
General & administrative expenses	(337)	(10,509)	(6,544)
Non-operating income	36	62	7
Non-operating expenses	(103)	(2,676)	(2,772)
Gain / (loss) on debt extinguishment	(1,093)	0	(6,511)
Interest and amortization of debt discount	(41)	(1,056)	(958)
Gain on disposal of a business	31,100	0	0
Total operating and non-operating expenses from discontinued operations	29,299	(19,778)	(20,620)
Income/(loss) from discontinued operations before income tax	30,442	(6,562)	(15,732)
Income tax (expense)/recovery from discontinued operations	42	205	1,108
Income/(loss) on discontinued operations	30,484	(6,357)	(14,624)
Less: net income on discontinued operations attributable to noncontrolling interests	58	309	82
Net income/(loss) on discontinued operations attributable to WISeKey International Holding AG	$ 30,426	$ (6,666)	$ (14,706)